Shareholders' Equity (Details) (USD $)	8 Months Ended
Sep. 30, 2012
Shareholders’ Equity (Textual)
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, no par value
Preferred stock share authorized	Unlimited
Common stock, shares, outstanding	1,533,333
Share price	$ 0.02
Ordinary shares, no par value, unlimited shares authorized; 1,533,333 shares issued and outstanding(1)	$ 25,000 [1]
Forfeiture of shares due to partial exercise of over allotment option by the underwriter	133,333
Criteria of transferring assigning or sell of initial shares condition 1	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, upon consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 2	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $12.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 3	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $13.50 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 4	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $15.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 5	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $17.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 6	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 100% of such shares, immediately if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in its shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company's board of directors or management team in which the company is the surviving entity.

[1]	(1) Includes an aggregate of 133,333 ordinary shares forfeited by the initial shareholders on November 29, 2012 because the underwriter's over-allotment was not exercised in full.